                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Tallgrass MLP Fund I, L.P.
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   Address:      6640 W. 143rd Street, Suite 200
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                 Overland Park, Kansas 66223
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Form 13F File Number: 28-13797
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David G. Dehaemers, Jr.
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Title:   President
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Phone:   (913) 928-6005
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Signature, Place, and Date of Signing:

     /S/David G. Dehaemers, Jr.       Overland Park, Kansas     May 6, 2011
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           [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
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Form 13F Information Table Entry Total: 7
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Form 13F Information Table Value Total: $100,793
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13796                     MLP Opportunity Fund GP, L.L.C.
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                           FORM 13F INFORMATION TABLE

            COLUMN                  COLUMN       COLUMN    COLUMN        COLUMN         COLUMN    COLUMN          COLUMN
               1                       2            3         4             5              6         7               8
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                                                                                                             VOTING AUTHORITY
                                                           VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER   -----------------------
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x1000)   PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED  NONE
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EL PASO PIPELINE PARTNERS L P COM UNIT LPI     283702108    18,195  502,193  SH         DEFINED      1     502,193     0      0
ENERGY TRANSFER PRTNRS  L P   UNIT LTD PARTN   29273R109       502    9,697  SH         DEFINED      1       9,697     0      0
ENTERPRISE PRODS PARTNERS L P COM              293792107    22,777  528,970  SH         DEFINED      1     528,970     0      0
INERGY L P                    UNIT LTD PTNR    456615103     6,724  167,682  SH         DEFINED      1     167,682     0      0
ONEOK PARTNERS LP             UNIT LTD PARTN   68268N103     7,942   96,442  SH         DEFINED      1      96,442     0      0
PAA NATURAL GAS STORAGE LP    COM UNIT LTD     693139107    16,204  688,381  SH         DEFINED      1     688,381     0      0
PLAINS ALL AMERN PIPELINE LP  UNIT LTD PARTN   726503105    28,449  446,400  SH         DEFINED      1     446,400     0      0